Cover	Aug. 18, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 6 on Form 8-K/A to the Form 8-K filed on August 23, 2022, is being filed for the purpose of filing Exhibit 10.1 and describing the Sixth Amendment to the Securities Purchase Agreement.
Document Period End Date	Aug. 18, 2022
Entity File Number	001-36469
Entity Registrant Name	HEALTHIER CHOICES MANAGEMENT CORP.
Entity Central Index Key	0000844856
Entity Tax Identification Number	84-1070932
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3800 North 28th Way
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33020
City Area Code	(888)
Local Phone Number	766-5351
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false